Share-based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 28, 2019 shares	Dec. 23, 2016 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			4,790,000	4,790,000	2,363,000	600,000
Total fair value of RSUs vested			¥ 121,131	$ 19,009	¥ 54,036	¥ 14,747
Unrecognized share-based compensation expenses			¥ 251,140				$ 39,409
Unrecognized share-based compensation expenses, weighted average vesting period			2 years 8 months 1 day	2 years 8 months 1 day
Share based compensation arrangement by share based payment award equity other than options vesting period			4 years	4 years
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards		8,867,053
Percentage of total outstanding shares on a fully diluted basis allowed for share-based awards		15.00%
Share Incentive Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards	6,440,855
Percentage of total outstanding shares on a fully diluted basis allowed for share-based awards	15.00%
Share Incentive Plan 2019 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options | ¥			¥ 0		¥ 0	¥ 0
Share Incentive Plan 2019 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,613,000	0
Unrecognized compensation cost related to stock options | ¥			¥ 0		¥ 821	¥ 0
Share Incentive Plan 2015 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			0	0	750,000	600,000
Share Incentive Plan 2015 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			4,790,000	4,790,000